Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 7,288,806	¥ 52,394,857	¥ (266,199,240)	¥ (46,544,566)